Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

Note 19 – Segment information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2016, after the acquisition of Boca, there is one additional segment, consisting of the provision of green energy products and services. During 2017, after the acquisition of CSL and Giant Credit, there are two additional segments, consisting of the VR service and products and money lending. During 2018, after the acquisition of 11 Hau Fook Street and Paris Sky, there are one additional segment, consisting of the property lease and management. During 2020, after the acquisition GFS and Apiguru, there are one additional segment, consisting of financial technology solutions and services (Note 7(f) and Note 7(g)).

		Green	VR
		energy	products		Property	Financial
	LCD/	products	and	Money	lease	technology	Corporate
For the year ended	LED	and services	services	lending	and	solutions	unallocated
December 31, 2021	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$1,673	$1,068	$942	$—	$3,683
Gross profit (loss)	—	—	—	1,472	(1,036)	(76)	—	360
Operating expenses	(95)	—	—	(2,092)	(576)	(5,080)	(1,322)	(9,165)
Operating loss from continuing operations	(95)	—	—	(620)	(1,612)	(5,156)	(1,322)	(8,805)
Other income	—	—	—	—	97	7	162	266
Loss before provision for income taxes and non-controlling interests	(95)	—	—	(620)	(1,515)	(5,149)	(1,160)	(8,539)
Income tax (expense) benefit	—	—	—	(187)	249	64	—	126
Net loss from continuing operations	(95)	—	—	(807)	(1,266)	(5,085)	(1,160)	(8,413)

As of December 31, 2021
Identifiable long-lived assets	1	—	—	555	50,018	77	—	50,651
Total assets	205	—	—	12,986	50,619	6,084	452	70,346

		Green	VR
		energy	products		Property	Financial
	LCD/	products	and	Money	lease	technology	Corporate
For the year ended	LED	and services	services	lending	and	solutions	unallocated
December 31, 2020	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$1,667	$1,130	$1,496	$—	$4,293
Gross profit (loss)	—	—	—	1,565	(1,193)	(1,438)	—	(1,066)
Operating expenses	(616)	—	—	(3,048)	(4,889)	(56,892)	(831)	(66,276)
Operating loss from continuing operations	(616)	—	—	(1,483)	(6,082)	(58,330)	(831)	(67,342)
Other (expenses) income	(306)	—	—	22	(159)	10	(457)	(890)
Loss before provision for income taxes and non-controlling interests	(922)	—	—	(1,461)	(6,241)	(58,320)	(1,288)	(68,232)
Income tax (expense) benefit	—	—	—	(534)	400	443	—	309
Net loss from continuing operations	(922)	—	—	(1,995)	(5,841)	(57,877)	(1,288)	(67,923)

As of December 31, 2020
Identifiable long-lived assets	1	—	—	468	51,667	451	—	52,587
Total assets	375	—	—	25,625	52,116	11,997	17	90,130

		Green
		energy	VR		Property	Financial
		products	products	Money	lease	technology	Corporate
For the year ended	LCD/LED	and	and	lending	and	solutions	unallocated
December 31, 2019	products	services	services	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$3,930	$1,185	$—	$—	$5,115
Gross profit (loss)	—	—	—	3,798	(1,064)	—	—	2,734
Operating expenses	(933)	—	—	(1,971)	207	—	(769)	(3,466)
Operating (loss) profit from continuing operations	(933)	—	—	1,827	(857)	—	(769)	(732)
Other income	165	—	—	2	—	—	32	199
(Loss) profit before provision for income taxes and non-controlling interests	(768)	—	—	1,829	(857)	—	(737)	(533)
Income tax (expense) benefit	—	—	—	(522)	112	—	—	(410)
Net (loss) profit from continuing operations	(768)	—	—	1,307	(745)	—	(737)	(943)

The green energy products and services and VR products and services are reported as discontinued operations (Note 3).

Note:     The Company does not allocate its assets located and expenses incurred outside Hong Kong to its reportable segments because these assets and activities are managed at a corporate level.

Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2021	2020	2019
Hong Kong	3,489	4,235	5,115
Australia	194	58	—

Total	$3,683	$4,293	$5,115